Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies
Schedule of activity in allowance for doubtful accounts
	For the Years Ended June 30,
	2012	2013	2014
Balance at the beginning of the year	$80	$114	$118
Charged to expense	60	60	62
Write-offs	(26)	(56)	(54)
Balance at the end of the year	$114	$118	$126